SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 8 – SHAREHOLDERS’ EQUITY

As of December 31, 2024 and June 30, 2025, the Company’s share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2024	2025

Authorized share capital	5,000,000,000	20,000,000,000

Issued and paid-up share capital	1,336,670,575	2,557,611,190

	In USD and NIS
	December 31,	June 30,
	2024	2025

Authorized share capital (in NIS)	500,000,000	2,000,000,000

Issued and paid-up share capital (in NIS)	133,667,057	255,761,119

Issued and paid-up share capital (in USD)	38,096,940	71,819,083